Time charter revenues and net investment in direct financing lease (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Capital Leased Assets [Line Items]
2015	$ 39,131
2016	39,131
2017	39,131
2018	39,131
2019	39,131
Thereafter	580,611
Total	$ 776,266